CONCENTRATION OF RISK (Details Narrative)	9 Months Ended
	Apr. 30, 2024 USD ($)	Apr. 30, 2023	Apr. 30, 2024 HKD ($)	Jul. 31, 2023 USD ($)
Concentration Risk [Line Items]
Cash insured by the FDIC	$ 250,000
United States account balance	0
Cash insured by Hong Kong	64,000		$ 500,000
Cash	$ 646,031			$ 256,342
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	63.70%	47.70%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	13.90%	14.10%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	100.00%
Total Purchases [Member] | Customer Concentration Risk [Member] | Vendor One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	38.60%	75.80%
Total Purchases [Member] | Customer Concentration Risk [Member] | Vendor Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	27.80%	15.80%
HONG KONG
Concentration Risk [Line Items]
Cash	$ 512,277
Credit risk	$ 439,000